Note 3 - Loans and Allowance for Loan Losses (Details) - Troubled Debt Restructurings by Modification Type (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	$ 7,147,784	$ 14,043,839
Interest Rate [Member] | One to Four Family Units [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	417,070	305,600
Interest Rate [Member] | Real Estate Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring		6,884,800
Interest Rate [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	417,070	7,190,400
Term [Member] | One to Four Family Units [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring		1,383,668
Term [Member] | Real Estate Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	73,845	1,308,913
Term [Member] | Real Estate Commercial [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring		391,745
Term [Member] | Commercial Loans [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring		1,844,113
Term [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	73,845	4,928,439
Combination [Member] | One to Four Family Units [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	245,528
Combination [Member] | Real Estate Commercial [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	3,297,014	1,925,000
Combination [Member] | Commercial Loans [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	3,114,327
Combination [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	6,656,869	1,925,000
One to Four Family Units [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	662,598	1,689,268
Real Estate Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	73,845	8,193,713
Real Estate Commercial [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	3,297,014	2,316,745
Commercial Loans [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	$ 3,114,327	$ 1,844,113